Employment benefit plans - Summary of Employee Benefit Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Net employees benefit expense recognised in employee cost
Net benefit expense	₨ 105	$ 1	₨ 41	₨ 36
Contribution to provident fund and other fund charged to consolidated statement of profit or loss (inclusive of amount capitalised in different projects)	319	3	150	126
Defined Benefit Gratuity Plan [Member]
Net employees benefit expense recognised in employee cost
Current service cost	93	1	95	73
Past service cost	102	1
Interest cost on benefit obligation	23	0	20	16
Net benefit expense	218	1	115	89
Net (expense) / income recognised in OCI	43	0	50	(18)
Defined Contribution Plan [Member]
Net employees benefit expense recognised in employee cost
Contribution to provident fund and other fund charged to consolidated statement of profit or loss (inclusive of amount capitalised in different projects)	₨ 319	$ 3	₨ 347	₨ 311